INTANGIBLE ASSETS, NET (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 6,371			¥ 5,898
Less: Accumulated amortization	260			228
Less: Accumulated impairment loss	998			894
Total	5,113		$ 714	4,776
Amortization expense of intangible assets	21	¥ 20
Impairment loss recognized	¥ 0	¥ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Franchise or manachise agreements
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 264			248
Purchased software
INTANGIBLE ASSETS, NET
Intangible assets, gross	153			149
Other intangible assets
INTANGIBLE ASSETS, NET
Intangible assets, gross	84			74
Brand names
INTANGIBLE ASSETS, NET
Intangible assets, gross	5,678			5,235
Master brand agreement
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 192			¥ 192